Subsequent events - Additional Information (Detail) - Subsequent Event [Member]	1 Months Ended
	Apr. 30, 2017 Director	Jun. 01, 2017 MW
Subsequent Event [Line Items]
Number of directors given stock options modification | Director	2
Capacity of solar power project | MW		100